Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:
The amounts in the accompanying consolidated balance sheets as at December 31, 2015 and 2016 are analyzed as follows:

	2015	2016
Lubricants	$583	$479
Bunkers	—	694
Total	$583	$1,173